Basis of Preparation	6 Months Ended
Jun. 30, 2020
Basis of Preparation [Abstract]
Disclosure of basis of consolidation [text block]	BASIS OF PREPARATION
The condensed consolidated financial statements for the six months ended June 30, 2020 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting issued by the International Accounting Standards Board (“IASB”) and the applicable disclosure requirements of Appendix 16 to the Listing Rules. They should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2019, which were prepared in accordance with International Financial Reporting Standards (“IFRS”). Audited figures as indicated in this condensed consolidated financial statements for the six months ended June 30, 2020 are derived from the audited consolidated financial statement of the Group as at and for the year ended December 31, 2019 on which an auditor's report was issued on October 16, 2020.
The condensed consolidated financial statements have been prepared on the historical cost basis, except for financial liabilities for cash-settled share-based payment transactions and derivative financial instruments that are measured at fair value.